RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 16, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Net lease payment		$ 3,800
Purchase of promissory note	$ 1,035,000
Payment of note payable related party			$ 960,000	$ 75,000
Imputed interest			46,340
Consulting fees		69,800	212,700
Rents and corporate overhead		$ 12,434	143,000
General corporate expenses			$ 121,500